Labor Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Labor Obligations
Schedule of principal assumptions for actuarial valuations

	Year ended December 31,
	2025	2024	2023
Discount rate (see note 5 a.)	9.40%	10.15%	9.85%
Expected rate of salary increase	5.8%	5.8%	5.8%
Average longevity at retirement age for current employees (years)	13	14	14
Inflation	4.0%	4.0%	4.0%

Schedule of amounts recognized in the statement of income and other comprehensive income

	Year ended December 31,
	2025		2024		2023
Service cost:
Current service cost	Ps.	10,640	Ps.	9,190	Ps.	9,013
Net interest expense		17,041		14,443		12,153
Reductions and terminations		—		—		—
Components of defined benefit costs recognized in profit or loss		27,681		23,633		21,166
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial and demographic assumptions		13,893		5,499		6,105
Actuarial gains and losses arising from experience adjustments		2,916		5,124		(3,916)
Components of defined benefit costs recognized in other comprehensive income		16,809		10,623		2,189
Total	Ps.	44,490	Ps.	34,256	Ps.	23,355

Schedule of the amount included in the consolidated statement of financial position arising from the Company's obligation in respect of its defined benefit plans

	December 31,
	2025		2024		2023
Present value of defined benefit obligations	Ps.	196,768	Ps.	165,279	Ps.	143,058

Schedule of movements in the present value of the defined benefit obligation

	December 31,
	2025		2024		2023
Present value of defined benefit obligation as of January 1,	Ps.	165,279	Ps.	143,058	Ps.	121,477
Current service cost		10,640		9,190		9,013
Interest cost		17,041		14,443		12,153
Reductions and terminations		—		—		—
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		13,893		5,499		6,105
Actuarial gains and losses arising from experience adjustments		2,916		5,124		(3,916)
Benefits paid		(13,001)		(12,035)		(1,774)
Present value of defined benefit obligation	Ps.	196,768	Ps.	165,279	Ps.	143,058

Schedule of expected cash flows from pension plans and seniority premium benefits

	Pensions		Seniority premium
Year	plan		benefits		Total
2026	Ps.	13,566	Ps.	3,835	Ps.	17,401
2027		3,191		3,693		6,884
2028		10,670		4,018		14,688
2029		4,479		4,414		8,893
From 2030 and subsequently		161,741		81,215		242,956
Total	Ps.	193,647	Ps.	97,175	Ps.	290,822